Real Estate Investments (Schedule of Consideration Transferred for Properties Acquired) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) property	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Asset Acquisitions [Line Items]
Purchase Price	$ 0	$ 52,087	$ 217,332	$ 604,372	$ 535,447
Number of properties owned | property	85		85
Rancho Cordova Data Center Portfolio [Member]
Asset Acquisitions [Line Items]
Date Acquired			Mar. 14, 2018
Ownership Percentage			100.00%
Purchase Price			$ 52,087
Number of properties owned | property			2
Carrollton Healthcare Facility [Member]
Asset Acquisitions [Line Items]
Date Acquired			Apr. 27, 2018
Ownership Percentage			100.00%
Purchase Price			$ 8,699
Oceans Katy Behavioral Health Hospital [Member]
Asset Acquisitions [Line Items]
Date Acquired			Jun. 08, 2018
Ownership Percentage			100.00%
Purchase Price			$ 15,715
San Jose Data Center [Member]
Asset Acquisitions [Line Items]
Date Acquired			Jun. 13, 2018
Ownership Percentage			100.00%
Purchase Price			$ 50,408
Indianola Healthcare Facilities Portfolio [Member]
Asset Acquisitions [Line Items]
Date Acquired			Sep. 26, 2018
Ownership Percentage			100.00%
Purchase Price			$ 14,471
Number of properties owned | property			2
Canton Data Center [Member]
Asset Acquisitions [Line Items]
Date Acquired			Oct. 03, 2018
Ownership Percentage			100.00%
Purchase Price			$ 9,686
Benton Hot Springs Healthcare Facilities Portfolio [Member]
Asset Acquisitions [Line Items]
Date Acquired			Oct. 17, 2018
Ownership Percentage			100.00%
Purchase Price			$ 31,245
Number of properties owned | property			4
Clive Healthcare Facility [Member]
Asset Acquisitions [Line Items]
Date Acquired			Nov. 26, 2018
Ownership Percentage			100.00%
Purchase Price			$ 24,541
Valdosta Healthcare Facilities Portfolio [Member]
Asset Acquisitions [Line Items]
Date Acquired			Nov. 28, 2018
Ownership Percentage			100.00%
Purchase Price			$ 10,480
Number of properties owned | property			2